UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09973
                                                     ---------

                      Excelsior Venture Investors III, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Rd.
                             Stamford, CT 06905-3039
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               (Address of principal executive offices) (Zip code)

                                Ms. Alexandra Poe
                               U.S. Trust Company
                               114 W. 47th Street
                               New York, NY 10036
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-352-4400
                                                            ------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------

                     Date of reporting period: July 31, 2004
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


EXCELSIOR VENTURE INVESTORS III, LLC
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JULY 31, 2004


                                                                                                                     VALUE
  UNITS                                                                                                             (NOTE 1)
------------                                                                                                      -------------
INVESTMENT PARTNERSHIP -- 99.66%
  187,409   Excelsior Venture Partners III, LLC (Cost $93,704,499)                                                $ 77,979,783
                                                                                                                  ------------

PRINCIPAL
 AMOUNT
------------
AGENCY OBLIGATIONS -- 0.39%
$ 305,000   Federal Home Loan Bank Discount Notes, 1.22%, 08/05/04 (Cost $304,948)                                     304,948
                                                                                                                  ------------

TOTAL INVESTMENTS (Cost $94,009,447)                                                                   100.12%      78,284,731

OTHER ASSETS & LIABILITIES (NET)                                                                        (0.12)         (90,447)
                                                                                                       ------     ------------

NET ASSETS                                                                                             100.00%    $ 78,194,284
                                                                                                       ------     ------------


Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The Portfolio of Investments of Excelsior Venture Partners III, LLC is included below.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


  PRINCIPAL                                                                                         ACQUISITION      VALUE
AMOUNT/SHARES                                                                                          DATE ##      (NOTE 1)
-------------                                                                                       -----------   ------------
AGENCY OBLIGATIONS -- 30.57%
$     37,560,000  Federal National Mortgage Association, 1.22%, 08/05/04 (Cost $37,553,636)                       $ 37,553,636
                                                                                                                  ------------
PUBLIC COMPANIES **, #  --  3.69%
  COMMON STOCKS -- 3.69%
    CONSUMER PRODUCTS --- 1.47%
         428,572  Senomyx, Inc. *                                                                      06/04         1,812,003
                                                                                                                  ------------

    SEMICONDUCTOR -- 2.22%
         384,615  Netlogic Microsystems, Inc. *                                                        07/04         2,721,922
                                                                                                                  ------------

                  TOTAL PUBLIC COMPANIES (Cost $6,500,000)                                                           4,533,925
                                                                                                                  ------------

PRIVATE COMPANIES **, #, @ --  59.51%
  COMMON STOCKS -- 0.00%
    CAPITAL EQUIPMENT -- 0.00%
         157,396  MIDAS Vision Systems, Inc.                                                           03/03                --
                                                                                                                  ------------
    LIFE SCIENCES -- 0.00%
          46,860  Genoptix, Inc.                                                                       07/03                --
                                                                                                                  ------------
    SEMICONDUCTOR -- 0.00%
         708,955  Monterey Design Systems, Inc.                                                        06/03                --

                  TOTAL COMMON STOCKS (Cost $8,749,999)                                                                     --
                                                                                                                  ------------
  PREFERRED STOCKS -- 56.66%
    CAPITAL EQUIPMENT -- 0.00%
         933,593  MIDAS Vision Systems, Inc., Series A-1                                               03/03                --
                                                                                                                  ------------
    CONSUMER ELECTRONICS -- 3.73%
       1,523,810  Gyration, Inc., Series C-2                                                      03/03 & 07/04      4,584,054
                                                                                                                  ------------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED) -- (CONTINUED)


  PRINCIPAL                                                                                ACQUISITION               VALUE
AMOUNT/SHARES                                                                                 DATE ##               (NOTE 1)
-------------                                                                          -------------------        ------------
PRIVATE COMPANIES **,#,@ (continued)
    ENTERPRISE SOFTWARE -- 9.29%
      19,995,000  ***Datanautics, Inc. Series A Preferred                                     01/04               $  4,000,000
       7,454,720  LogicLibrary, Inc., Series A                                         01/02, 08/03, 05/04           3,408,450
      20,000,000  ***Pilot Software Inc., Series A                                        05/02 & 04/03              4,000,000
                                                                                                                  ------------
                                                                                                                    11,408,450
                                                                                                                  ------------
    INFORMATION SERVICES -- 0.00%
           4,425  Cenquest, Inc., Series 2                                                    7/01                          --
                                                                                                                  ------------
    LIFE SCIENCES -- 6.30%
         647,948  Adeza Biomedical Corporation, Series 5                                      09/01                  3,000,000
       1,999,999  Archemix Corporation, Inc., Series A                                 08/02, 01/03, 11/03           1,999,999
                                                                                                                  ------------
         233,333  Archemix Corporation, Inc., Series B                                        03/04                    233,333
         942,481  Genoptix, Inc., Series B-1                                                  12/01                  1,253,500
       1,403,696  Genoptix, Inc., Series B-2                                           07/03, 09/03, 12/03           1,250,000
                                                                                                                  ------------
                                                                                                                     7,736,832
                                                                                                                  ------------
    MEDICAL TECHNOLOGY -- 5.23%
       4,166,667  Tensys Medical, Inc., Series C                                              03/02                  5,000,000
       1,187,500  Tensys Medical Inc., Series D                                               05/04                  1,425,000
                                                                                                                  ------------
                                                                                                                     6,425,000
    OPTICAL -- 11.52%
       4,330,504  LightConnect, Inc., Series B                                                07/01                  5,000,000
      12,292,441  LightConnect, Inc., Series C                                                12/02                    992,000
         956,234  NanoOpto Corporation, Series A-1                                        10/01 & 03/02                     --
       3,023,399  NanoOpto Corporation, Series B                                   09/03, 11/03, 01/04, 07/04        1,655,118
       5,333,333  OpVista, Inc., Series B                                                     07/01                  1,500,000
      12,671,059  OpVista, Inc., Series C                                                     09/03                  5,000,000
                                                                                                                  ------------
                                                                                                                    14,147,118
    SEMICONDUCTOR -- 15.18%
       7,000,000  Chips & Systems, Inc., Series A                                             03/04                  3,500,000
       3,333,333  Monterey Design Systems, Inc., Series 2                                     06/03                  5,400,000
       2,211,898  Silverback Systems, Inc., Series B-1                                        02/02                    450,051
      34,364,257  Silverback Systems, Inc., Series C                                   03/03, 09/03, 04/04           4,298,896
       3,096,551  Virtual Silicon Technology, Inc., Series C                                  12/01                  5,000,000
                                                                                                                  ------------
                                                                                                                    18,648,947
    WIRELESS --  5.41%
       4,433,333  Ethertronics, Inc., Series B                                    06/01, 09/02, 07/03, 05/04         6,650,000
                                                                                                                  ------------
                  TOTAL PREFERRED STOCKS (Cost $72,790,187)                                                         69,600,401
                                                                                                                  ------------

  NOTES -- 2.82%
    CONSUMER ELECTRONICS -- 2.82%
$      2,797,200  Gyration, Inc., Bridge Note 12%,  6/2/2004                                  12/03                  3,466,994
                                                                                                                  ------------
                  TOTAL NOTES (Cost $2,797,200)                                                                      2,797,200
                                                                                                                  ------------
  WARRANTS -- 0.03%
    CONSUMER ELECTRONICS -- 0.03%
               1  Gyration, Inc.                                                              12/03                     33,343
                                                                                                                  ------------

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED) -- (CONTINUED)


SHARES/PERCENT                                                                              ACQUISITION              VALUE
   OWNED                                                                                      DATE ##               (NOTE 1)
--------------                                                                         -------------------        ------------
    PRIVATE COMPANIES **,#,@ (continued)
      WIRELESS -- 0.00%
         100,000  Ethertronics, Inc.                                                          09/02               $         --
         115,000  Ethertronics, Inc.                                                          07/03                         --
          66,667  Ethertronics, Inc.                                                          08/03                         --
                                                                                                                  ------------
                                                                                                                            --

                  TOTAL WARRANTS (Cost $2,800)                                                                          33,343
                                                                                                                  ------------
                  TOTAL -- PRIVATE COMPANIES (Cost $84,340,186)                                                     73,100,738
                                                                                                                  ------------
PRIVATE INVESTMENT FUNDS **, # -- 3.85%
           0.39%  Advanced Technology Ventures VII, LP                                      08/01-04/04                684,183
           1.38%  Burrill Life Sciences Capital Fund                                        12/02-03/04                532,762
           1.35%  CHL Medical Partners II, LP                                               01/02-02/04                509,860
           4.94%  CMEA Ventures Partners, LP                                                12/03-04/04                104,573
           0.36%  Morgenthaler Partners VII, LP                                             07/01-07/04              1,150,473
           0.59%  Prospect Venture Partners II, LP                                          06/01-07/04              1,105,337
           2.36%  Tallwood II, LP                                                           12/02-06/04                455,128
           1.75%  Valhalla Partners II, LP                                                  10/03-03/04                186,905
                                                                                                                  ------------
                  TOTAL -- PRIVATE INVESTMENT FUNDS (Cost $5,787,433)                                                4,729,221
                                                                                                                  ------------
INVESTMENT COMPANIES -- 2.99%
       3,673,855  Dreyfus Government Cash Management Fund Institutional Shares (Cost $3,673,855)                     3,673,855
                                                                                                                  ------------

TOTAL INVESTMENTS (Cost $137,855,110) - 100.62%                                                                    123,591,375
OTHER ASSETS & LIABILITIES (NET) - (0.62)%                                                                            (756,231)
                                                                                                                  ------------
NET ASSETS - 100.00%                                                                                              $122,835,144
                                                                                                                  ------------

----------------
*   Carrying value per unit reflects a 30% discount to the closing price.
**  Restricted as to public resale. Acquired between June 1, 2001 and July 31 2004. Total cost of restricted securities at July 31,
    2004 aggregated $96,627,619. Total value of restricted securities owned at July 31, 2004 was $82,363,884 or 67.05% of net assets.
#   Non-income producing securities.
##  Required disclosure for restricted securities only.
@   At July 31, 2004 the Company owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate as defined by the Investment Company Act of 1940. Total value of affiliated securities owned at July 31, 2004 was $73,100,738.
*** At July 31, 2004, the Company owned 25% or more of the company's outstanding voting shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940. Total value of controlled affiliated securities owned at
    July 31, 2004 was $8,000,000.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Investors III, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas A. Lindgren
                           -----------------------------------------------------
                           Douglas A. Lindgren, Chief Executive Officer
                           (principal executive officer)

Date              September 28, 2004
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas A. Lindgren
                           -----------------------------------------------------
                           Douglas A. Lindgren, Chief Executive Officer
                           (principal executive officer)

Date              September 28, 2004
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert F. Aufenanger
                           -----------------------------------------------------
                           Robert F. Aufenanger, Treasurer
                           (principal financial officer)

Date              September 28, 2004
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.